Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 9,862	$ 10,379	$ 382
Adjustments to reconcile net income to net cash generated from operating activities
Depreciation of property and equipment	6,500	5,112	3,994
Amortization of intangible assets	38,741	38,314	50,578
Allowance for doubtful accounts	1,767	4,921	3,700
Loss on disposal of property and equipment			5
Gain from barter transactions	(4,428)	(2,059)	(7,472)
Share-based compensation	7,644	2,096	2,233
Increase/(decrease) in fair value of warrants	(8,054)	(1,531)	710
Share of loss / (income) from equity investee	259	(25)	45
Investment income on short-term investments	(317)	(356)	(2)
Impairment of intangible assets		808
Loss on exchange of warrants	405
Deemed disposal gain of long-term investments	(449)
Interest expense accrued for long-term payable	163
Deferred taxes	(1,856)	(822)	(123)
Deferred government grants	(2,059)	(1,284)	(1,363)
Changes in operating assets and liabilities:
Accounts receivable	4,699	13,655	(17,831)
Prepayments and other assets	(9,180)	(333)	(458)
Due from/to related parties	(168)	(96)	310
Accounts payable	2,569	5,924	3,428
Deferred revenue	(2,643)	12,630	8,543
Income tax payable	(5)	116	2,362
Accrued liabilities and other payables	4,752	(1,916)	10,873
Net cash generated from operating activities	48,202	85,533	59,914
Cash flows from investing activities
Acquisition of property and equipment	(7,770)	(7,372)	(7,447)
Proceeds from disposal of fixed assets			5
Purchase of short-term investments	(330,471)	(246,153)	(6,523)
Proceeds from disposal of short-term investments	341,792	213,506	2
Purchase of intangible assets	(38,056)	(36,005)	(32,554)
Acquisition of long-term investments	(2,359)	(1,390)	(952)
Acquisition of Kingsoft Cloud Storage business	(33,000)
Loans to employees	(767)	(856)	(2,021)
Advance to or repayment of advance from a shareholder	85	(82)
Net cash used in investing activities	(70,546)	(78,352)	(49,490)
Cash flows from financing activities
Repurchase of shares	(69,303)
Proceeds from initial public offering (net of underwriters' commissions of USD 7,066)	93,881
Payment of initial public offering expenses	(3,504)
Prepayment for share repurchase plan	(1,000)
Proceeds from bank borrowings			20,519
Repayment of bank borrowings			(41,151)
Governments grants received	856	2,487	2,836
Proceeds from exercise of vested share options	1,523
Initial public offering expenses reimbursement received	1,158
Net cash generated from financing activities	333,268	2,487	17,692
Net increase in cash and cash equivalents	310,924	9,668	28,116
Cash and cash equivalents at beginning of year	93,906	81,906	53,349
Effect of exchange rates on cash and cash equivalents	(555)	2,332	441
Cash and cash equivalents at end of year	404,275	93,906	81,906
Supplemental disclosure of cash flow information
Interests paid			1,438
Income tax paid	241
Non cash investing and financing activities
Acquisition of property and equipment in form of other payables	240	4,157	1,344
Initial public offering expenses in form of other payables	712
Purchase of intangible assets in form of accounts payable	21,860	25,695	25,048
Acquisition of intangible assets in form of barter transactions	4,030	4,058	6,650
Deemed contribution from Series C preferred shareholders			(2,979)
Deemed dividend to certain shareholders from repurchase of shares	14,926
Acceleration of amortization of beneficial conversion feature	49,346
Deemed dividend to preferred shareholders upon initial public offering	32,807
Series D Preferred Stock [Member]
Cash flows from financing activities
Issuance of preferred shares			32,481
Issuance of warrants			3,007
Non cash investing and financing activities
Deemed dividend to preferred shareholders	279
Accretion to preferred shares redemption value	1,870	4,300	3,509
Series E Preferred Shares [Member]
Cash flows from financing activities
Issuance of preferred shares	275,314
Issuance of warrants	34,686
Payment of Series E financing expenses	(343)
Non cash investing and financing activities
Accretion to preferred shares redemption value	12,754
Amortization of beneficial conversion feature	4,139
Acceleration of amortization of beneficial conversion feature	49,346
Series C [Member]
Non cash investing and financing activities
Beneficial Conversion Feature of convertible preferred shares from their modifications			286
Series C To One Series C [Member]
Non cash investing and financing activities
Contingent beneficial conversion feature	$ 57